NET INCOME (LOSS) PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS	12 Months Ended
Dec. 31, 2021
NET INCOME (LOSS) PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS [Abstract]
NET INCOME (LOSS) PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS
NOTE 17:-	NET INCOME (LOSS) PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to ordinary shareholders for the periods presented:

	Year ended December 31,
	2021	2020	2019

Numerator:
Net income (loss)	$(24,948)	$8,493	$(28,025)
Less: Undistributed earnings allocated to participating securities	(11,944)	(22,932)	(21,173)
Net loss attributable to ordinary shares – basic and diluted	(36,892)	(14,439)	(49,198)
Denominator:
Weighted-average shares used in computing net income (loss) per share attributable to ordinary shareholders, basic and diluted	142,883,475	40,333,870	44,324,234

Net income (loss) per share attributable to ordinary shareholders, basic and diluted	$(0.26)	$(0.36)	$(1.11)

The potential shares of ordinary shares that were excluded from the computation of diluted net income (loss) per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Year ended December 31,
	2021	2020	2019

Convertible preferred shares	—	121,472,152	121,472,152
RSU	12,927,049	12,755,167	4,760,213
Outstanding share options	43,149,797	44,468,446	43,043,978
Warrants	12,349,990	—	—

Total	68,426,836	178,695,765	169,276,343